Condensed Financial Information (Parent Company)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information (Parent Company)
MetLife, Inc.
Schedule II
Condensed Financial Information
(Parent Company Only)
December 31, 2014 and 2013
(In millions, except share and per share data)

	2014	2013
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,037 and $4,497, respectively)	$5,088	$4,531
Short-term investments, principally at estimated fair value	378	560
Other invested assets, at estimated fair value	1,336	557
Total investments	6,802	5,648
Cash and cash equivalents	443	648
Accrued investment income	46	40
Investment in subsidiaries	88,152	76,871
Loans to subsidiaries	1,709	2,333
Other assets	1,406	1,677
Total assets	$98,558	$87,217
Liabilities and Stockholders’ Equity
Liabilities
Payables for collateral under securities loaned and other transactions	$349	$85
Long-term debt — unaffiliated	15,317	15,938
Long-term debt — affiliated	3,600	3,600
Collateral financing arrangements	2,797	2,797
Junior subordinated debt securities	1,748	1,748
Payables to subsidiaries	459	13
Other liabilities	2,235	1,483
Total liabilities	26,505	25,664
Stockholders’ Equity
Preferred stock, par value $0.01 per share; 200,000,000 shares authorized: 84,000,000 shares issued and outstanding; $2,100 aggregate liquidation preference	1	1
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,153,998,144 and 1,125,224,024 shares issued at December 31, 2014 and December 31, 2013 respectively; 1,131,927,894 and 1,122,030,137 shares outstanding at December 31, 2014 and December 31, 2013 respectively	12	11
Additional paid-in capital	30,543	29,277
Retained earnings	32,020	27,332
Treasury stock, at cost; 22,070,250 and 3,193,887 shares at December 31, 2014 and December 31, 2013 respectively	(1,172)	(172)
Accumulated other comprehensive income (loss)	10,649	5,104
Total stockholders’ equity	72,053	61,553
Total liabilities and stockholders’ equity	$98,558	$87,217
See accompanying notes to the condensed financial information.
MetLife, Inc.
Schedule II
Condensed Financial Information — (Continued)
(Parent Company Only)
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	2014	2013	2012
Condensed Statements of Operations
Revenues
Equity in earnings of subsidiaries	$6,907	$4,163	$3,444
Net investment income	371	304	94
Other revenues	128	155	159
Net investment gains (losses)	(287)	(80)	29
Net derivative gains (losses)	165	(99)	(259)
Total revenues	7,284	4,443	3,467
Expenses
Interest expense	1,151	1,122	985
Goodwill impairment	—	—	1,384
Other expenses	197	373	167
Total expenses	1,348	1,495	2,536
Income (loss) before provision for income tax	5,936	2,948	931
Provision for income tax expense (benefit)	(373)	(420)	(393)
Net income (loss)	6,309	3,368	1,324
Less: Preferred stock dividends	122	122	122
Net income (loss) available to common shareholders	$6,187	$3,246	$1,202
Comprehensive income (loss)	$11,854	$(2,925)	$6,638
See accompanying notes to the condensed financial information.

MetLife, Inc.
Schedule II
Condensed Financial Information — (Continued)
(Parent Company Only)
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	2014	2013	2012
Condensed Statements of Cash Flows
Cash flows from operating activities
Net income (loss)	$6,309	$3,368	$1,324
Earnings of subsidiaries	(6,907)	(4,163)	(3,444)
Dividends from subsidiaries	2,388	2,734	3,177
Goodwill impairment	—	—	1,384
Other, net	825	(74)	177
Net cash provided by (used in) operating activities	2,615	1,865	2,618
Cash flows from investing activities
Sales of fixed maturity securities	6,611	5,108	5,645
Purchases of fixed maturity securities	(7,181)	(4,795)	(6,200)
Sales of equity securities	—	13	2
Cash received in connection with freestanding derivatives	438	424	197
Cash paid in connection with freestanding derivatives	(281)	(465)	(203)
Sales of businesses	7	17	—
Expense paid on behalf of subsidiaries	(54)	(85)	(80)
Receipts on loans to subsidiaries	832	645	175
Issuances of loans to subsidiaries	(370)	(1,942)	(175)
Redemption of preferred stock of subsidiary	—	300	—
Returns of capital from subsidiaries	—	267	9
Capital contributions to subsidiaries	(1,262)	(748)	(1,223)
Net change in short-term investments	182	(265)	372
Other, net	101	(49)	(48)
Net cash provided by (used in) investing activities	(977)	(1,575)	(1,529)
Cash flows from financing activities
Net change in payables for collateral under securities loaned and other transactions	264	85	(1,180)
Long-term debt issued	1,000	994	750
Long-term debt repaid	(1,550)	(750)	(797)
Cash received (paid) in connection with collateral financing arrangements	—	—	(44)
Common stock issued, net of issuance costs	1,000	1,000	1,000
Treasury stock acquired in connection with share repurchases	(1,000)	—	—
Dividends on preferred stock	(122)	(122)	(122)
Dividends on common stock	(1,499)	(1,119)	(811)
Other, net	64	82	(6)
Net cash provided by (used in) financing activities	(1,843)	170	(1,210)
Change in cash and cash equivalents	(205)	460	(121)
Cash and cash equivalents, beginning of year	648	188	309
Cash and cash equivalents, end of year	$443	$648	$188
MetLife, Inc.
Schedule II
Condensed Financial Information — (Continued)
(Parent Company Only)
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	2014	2013	2012
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest	$1,138	$1,100	$937
Income tax
Amounts paid to (received from) subsidiaries, net	$(1,247)	$69	$24
Income tax paid (received) by MetLife, Inc., net	385	—	—
Total income tax, net	$(862)	$69	$24
Non-cash transactions:
Dividends from subsidiaries	$81	$32	$203
Returns of capital from subsidiaries	$6,308	$—	$356
Capital contributions to subsidiaries	$6,388	$121	$559
Payables to subsidiaries for future capital contributions	$445	$—	$—
Assumption of long-term debt from subsidiary	$—	$—	$2,000
Investment in preferred stock of subsidiary	$—	$—	$2,000
Issuance of long-term debt to subsidiary	$—	$350	$750
Issuance of loan to subsidiary	$—	$350	$750
Allocation of interest expense to subsidiary	$27	$28	$33
Allocation of interest income to subsidiary	$65	$68	$76

MetLife, Inc.
Schedule II
Notes to the Condensed Financial Information
(Parent Company Only)
1. Basis of Presentation
The condensed financial information of MetLife, Inc. (the “Parent Company”) should be read in conjunction with the consolidated financial statements of MetLife, Inc. and its subsidiaries and the notes thereto (the “Consolidated Financial Statements”). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for MetLife, Inc. Investments in subsidiaries are accounted for using the equity method of accounting.
The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.
2. Investment in Subsidiaries
In December 2014, MetLife, Inc. accrued $350 million and $95 million in capital contributions payable to MRV and MRD, respectively, which were included in payables to subsidiaries at December 31, 2014. The payables were settled for cash in February 2015. See Note 6.
In 2014, in connection with the Mergers, MetLife, Inc. recorded $5.7 billion in non-cash returns of capital from subsidiaries, including $2.0 billion of Exeter’s preferred stock (discussed below), and correspondingly recorded $5.7 billion of non-cash capital contributions to subsidiaries. See Note 8 of the Notes to the Consolidated Financial Statements for a discussion of the Mergers.
During 2012, MetLife, Inc. assumed debt from Exeter as described in Note 5, in exchange for $2.0 billion of preferred stock of Exeter. In September 2012, MetLife, Inc. subscribed to 75,000 shares of Exeter’s Series A Non-Cumulative Perpetual Preferred Shares which bore an annual rate of 7.69% that was payable semi-annually. In December 2012, MetLife, Inc. subscribed to 125,000 shares of Exeter’s Series B Non-Cumulative Perpetual Preferred Shares which bore an annual rate of 7.75% that was payable semi-annually. In November 2014, upon the consummation of the Mergers, the $2.0 billion of outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.’s preferred capital stock investment was added to its common capital stock investment in MetLife USA.
3. Loans to Subsidiaries
MetLife, Inc. lends funds, as necessary, to its subsidiaries, some of which are regulated, to meet their capital requirements. Payments of interest and principal on surplus notes of regulated subsidiaries, which are subordinate to all other obligations of the issuing company, may be made only with the prior approval of the insurance department of the state of domicile.
In December 2014, American Life issued a $100 million surplus note to MetLife, Inc. The surplus note bears interest at a fixed rate of 3.17%, payable semi-annually and matures in June 2020.
In August 2014, American Life issued a $120 million short-term note to MetLife, Inc. which was repaid in December 2014. In February 2014, American Life issued a $150 million short-term note to MetLife, Inc. which was repaid in June 2014. Both short-term notes bore interest at six-month LIBOR plus 0.875%.
In December 2013, MRD issued a $350 million surplus note to MetLife, Inc. due December 2033. The surplus note bears interest at a fixed rate of 6.00% payable semi-annually. MetLife, Inc. issued a $350 million senior note to MRD in exchange for the surplus note (see Note 4).
In July 2013, MetLife Ireland Treasury Limited (“MITL”) borrowed the Chilean peso equivalent of $1.5 billion from MetLife, Inc., which is due July 2023. The loan bears interest at a fixed rate of 8.5%, payable annually. In each of December 2014, June 2014, and December 2013, MITL made a payment of the Chilean peso equivalent of $493 million, $69 million and $245 million, respectively. At December 31, 2014, the remaining balance on the loan was $509 million.
In December 2012, MRD issued a $750 million surplus note to MetLife, Inc. due September 2032. The surplus note bears interest at a fixed rate of 5.13% payable semi-annually. MetLife, Inc. issued a $750 million senior note to MRD in exchange for the surplus note (see Note 4).
Interest income earned on loans to subsidiaries of $155 million, $103 million and $1 million for the years ended December 31, 2014, 2013 and 2012, respectively, is included in net investment income.
4. Long-term Debt
Long-term debt outstanding was as follows:

	Interest Rates (1)			December 31,
	Range	Weighted Average	Maturity	2014	2013
				(In millions)
Senior notes — unaffiliated	1.76% - 7.72%	5.23%	2015 - 2044	$15,317	$15,938
Senior notes — affiliated	3.54% - 7.44%	5.16%	2016 - 2033	3,100	3,100
Other affiliated debt	0.93% - 0.95%	0.94%	2015 - 2016	500	500
Total				$18,917	$19,538
______________

(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2014.
See Note 12 of the Notes to the Consolidated Financial Statements for information about the issuances of senior notes - unaffiliated.
The aggregate maturities of long-term debt at December 31, 2014 for the next five years and thereafter are $1.3 billion in 2015, $1.7 billion in 2016, $1.0 billion in 2017, $1.0 billion in 2018, $1.8 billion in 2019 and $12.1 billion thereafter.
Senior Notes – Affiliated
In December 2013, MetLife, Inc. issued a $350 million senior note to MRD due December 2033. The senior note bears interest at a fixed rate of 5.10%, payable semi-annually. MRD issued a $350 million surplus note to MetLife, Inc. in exchange for the senior note.
In December 2012, Exeter reassigned $1.25 billion of its affiliated senior notes to MetLife, Inc. These senior notes included (i) a $250 million senior note maturing on September 30, 2016 and bearing interest at a fixed rate of 7.44%, payable semi-annually, (ii) a $500 million senior note maturing on July 15, 2021 and bearing interest at a fixed rate of 5.64%, payable semi-annually, and (iii) a $500 million senior note maturing on December 16, 2021 and bearing interest at a fixed rate of 5.86%, payable semi-annually. MetLife, Inc. received, in exchange for the assumption of this affiliated debt, $1.25 billion of preferred stock of Exeter. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.’s preferred capital stock investment was added to its common capital stock investment in MetLife USA.
In December 2012, MetLife, Inc. issued a $750 million senior note to MRD due September 30, 2032. The senior note bears interest at a fixed rate of 4.21%, payable semi-annually. MRD issued a $750 million surplus note to MetLife, Inc. in exchange for the senior note.
In September 2012, Exeter reassigned $750 million of its affiliated senior notes to MetLife, Inc. MetLife, Inc. received, in exchange for the assumption of this affiliated debt, $750 million of preferred stock of Exeter. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.’s preferred capital stock investment was added to its common capital stock investment in MetLife USA. On September 30, 2012, $250 million of the assumed senior notes matured and, subsequently, in October 2012, MetLife, Inc. issued a $250 million senior note to MLIC. The $250 million senior note matures in October 2019 and bears interest at a fixed rate of 3.57%, payable semi-annually. The remaining $500 million senior note matured and, subsequently, in June 2014, MetLife, Inc. issued a new $500 million senior note to MLIC. The $500 million senior note matures in June 2019 and bears interest at a fixed rate of 3.54%, payable semi-annually.
Interest Expense
Interest expense was comprised of the following:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Long-term debt — unaffiliated	$809	$790	$779
Long-term debt — affiliated	173	163	28
Collateral financing arrangements	35	35	42
Junior subordinated debt securities	134	134	134
Stock purchase contracts	—	—	2
Total	$1,151	$1,122	$985
See Note 13 and 14 of the Notes to the Consolidated Financial Statements for information about the collateral financing arrangements and junior subordinated debt securities.
5. Support Agreements
MetLife, Inc. is party to various capital support commitments and guarantees with certain of its subsidiaries. Under these arrangements, MetLife, Inc. has agreed to cause each such entity to meet specified capital and surplus levels or has guaranteed certain contractual obligations.
In October 2013, MetLife, Inc. guaranteed two 2.47% two-year notes totaling $500 million issued by Exeter to its affiliates, MICC and MLI-USA. In November 2014, upon consummation of the Mergers, the notes were canceled. Consequently, the related MetLife, Inc. guarantee is no longer in effect.
In January 2013, MetLife, Inc. entered into an 18-month agreement with MetLife Bank to lend up to $500 million to MetLife Bank on a revolving basis. In February 2013, the agreement was amended to reduce borrowing capacity to $100 million. MetLife Bank's rights and obligations under the agreement succeeded to MLHL upon the merger of MetLife Bank with and into MLHL. On October 29, 2013, MetLife, Inc. and MLHL agreed to terminate the agreement. There were no loans outstanding at such date.
In July 2012, in connection with an operating agreement with the Office of the Comptroller of the Currency (“OCC”) governing MetLife Bank operations during its wind-down process, MetLife Bank and MetLife, Inc. entered into a capital support agreement with the OCC and MetLife, Inc. and MetLife Bank entered into an indemnification and capital maintenance agreement under which agreements MetLife, Inc. provided financial and other support to MetLife Bank to ensure that MetLife Bank could wind down its operations in a safe and sound manner. Pursuant to the agreements, MetLife, Inc. was required to ensure that MetLife Bank meets or exceeds certain minimum capital and liquidity requirements and make indemnification payments to MetLife Bank in connection with MetLife Bank’s obligation under the April 2011 consent decree between MetLife Bank and the OCC. During the years ended December 31, 2013 and 2012, MetLife, Inc. invested $21 million and $34 million, respectively, in cash in MetLife Bank in connection with these agreements. On August 30, 2013, MetLife Bank merged with and into MLHL, with MLHL as the surviving, non-bank entity. The obligations of MetLife, Inc. and MetLife Bank under the capital support agreement with the OCC and the obligations of MetLife, Inc. under the indemnification and capital maintenance agreement ceased in all material respects upon the merger of MetLife Bank with and into MLHL.
MetLife, Inc., in connection with MRD’s reinsurance of certain universal life and term life risks, entered into capital maintenance agreements pursuant to which MetLife, Inc. agreed, without limitation as to amount, to cause the first and second protected cells of MRD to maintain total adjusted capital equal to or greater than 200% of each such protected cell’s company action level RBC, as defined in state insurance statutes. In addition, MetLife, Inc. expects to enter into an agreement with the Delaware Department of Insurance to increase such capital maintenance threshold to 300% of each such protected cell’s company action level RBC, in the event of specified downgrades in the senior unsecured debt ratings of MetLife, Inc.
MetLife, Inc. guarantees the obligations of its subsidiary, DelAm, under a stop loss reinsurance agreement with RGA Reinsurance (Barbados) Inc. (“RGARe”), pursuant to which RGARe retrocedes to DelAm a portion of the whole life medical insurance business that RGARe assumed from American Life on behalf of its Japan operations. Also, MetLife, Inc. guarantees the obligations of its subsidiary, Missouri Reinsurance, Inc. (“MoRe”), under a retrocession agreement with RGARe, pursuant to which MoRe retrocedes certain group term life insurance liabilities and a portion of the closed block liabilities associated with industrial life and ordinary life insurance policies that it assumed from MLIC.
Prior to the sale in April 2011 of its 50% interest in Mitsui Sumitomo MetLife Insurance Co., Ltd. (“MSI MetLife”) to a third party, MetLife, Inc. guaranteed the obligations of its subsidiary, Exeter, under a reinsurance agreement with MSI MetLife, under which Exeter reinsured variable annuity business written by MSI MetLife. This guarantee remained in place following the April 2011 disposition of MetLife, Inc.’s interest in MSI MetLife, now known as Mitsui Sumitomo Primary Life Insurance Company Limited (“Mitsui”). In November 2014, in order to remove foreign reinsurance risks from Exeter prior to the Mergers, Mitsui recaptured this business from Exeter and then reinsured it with MetLife Reinsurance Company of Bermuda, Ltd. (“MrB”), a Bermuda insurance affiliate and an indirect, wholly-owned subsidiary of MetLife, Inc. The MetLife, Inc. guarantee of Exeter’s former reinsurance obligations to Mitsui was replaced by a MetLife, Inc. guarantee of MrB’s reinsurance obligations to Mitsui.
MetLife, Inc. had guaranteed the obligations of Exeter in an aggregate amount up to $1.0 billion, under a reinsurance agreement with MetLife Europe Limited (“MEL”), under which Exeter reinsured the guaranteed living benefits and guaranteed death benefits associated with certain unit-linked annuity contracts issued by MEL. In November 2014, in order to remove foreign reinsurance risks from Exeter prior to the Mergers, MEL recaptured this business from Exeter and then reinsured it with MrB. The MetLife, Inc. guarantee of Exeter’s former reinsurance obligations to MEL was replaced by a MetLife, Inc. guarantee of MrB’s reinsurance obligations to MEL.
MetLife, Inc., in connection with MRV’s reinsurance of certain universal life and term life insurance risks, committed to the Vermont Department of Banking, Insurance, Securities and Health Care Administration to take necessary action to cause the three protected cells of MRV to maintain total adjusted capital in an amount that is equal to or greater than 200% of each such protected cell’s authorized control level RBC, as defined in Vermont state insurance statutes. See Note 12 of the Notes to the Consolidated Financial Statements.
MetLife, Inc., in connection with the collateral financing arrangement associated with MRC’s reinsurance of a portion of the liabilities associated with the closed block, committed to the South Carolina Department of Insurance to make capital contributions, if necessary, to MRC so that MRC may at all times maintain its total adjusted capital in an amount that is equal to or greater than 200% of the company action level RBC, as defined in South Carolina state insurance statutes as in effect on the date of determination or December 31, 2007, whichever calculation produces the greater capital requirement, or as otherwise required by the South Carolina Department of Insurance. See Note 13 of the Notes to the Consolidated Financial Statements.
MetLife, Inc., in connection with the collateral financing arrangement associated with MRSC’s reinsurance of ULSG, committed to the South Carolina Department of Insurance to take necessary action to cause MRSC to maintain the greater of capital and surplus of $250,000 or total adjusted capital in an amount that is equal to or greater than 100% of authorized control level RBC, as defined in South Carolina state insurance statutes. See Note 13 of the Notes to the Consolidated Financial Statements.
MetLife, Inc. has a net worth maintenance agreement with its insurance subsidiary, First MetLife Investors Insurance Company (“First MetLife”). Under this agreement, as amended, MetLife, Inc. agreed, without limitation as to the amount, to cause First MetLife to have capital and surplus of $10 million, total adjusted capital in an amount that is equal to or greater than 150% of the company action level RBC, as defined by applicable state insurance statutes, and liquidity necessary to enable it to meet its current obligations on a timely basis. A similar net worth maintenance agreement between MetLife, Inc. and its former subsidiary, MLIIC, was terminated in accordance with its terms following the Mergers.
MetLife, Inc. guarantees obligations arising from derivatives of the following subsidiaries: MrB, MetLife International Holdings, Inc. and MetLife Worldwide Holdings, Inc. Prior to the Mergers, MetLife, Inc. guaranteed obligations arising from derivatives of Exeter. These subsidiaries are exposed to various risks relating to their ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. These subsidiaries use a variety of strategies to manage these risks, including the use of derivatives. Further, all of the subsidiaries’ derivatives are subject to industry standard netting agreements and collateral agreements that limit the unsecured portion of any open derivative position. On a net counterparty basis at December 31, 2014 and 2013, derivative transactions with positive mark-to-market values (in-the-money) were $499 million and $568 million, respectively, and derivative transactions with negative mark-to-market values (out-of-the-money) were $102 million and $734 million, respectively. To secure the obligations represented by the out of-the-money transactions, the subsidiaries had provided collateral to their counterparties with an estimated fair value of $96 million and $651 million at December 31, 2014 and 2013, respectively. Accordingly, unsecured derivative liabilities guaranteed by MetLife, Inc. were $6 million and $83 million at December 31, 2014 and 2013, respectively.
MetLife, Inc. also guarantees the obligations of certain of its subsidiaries under committed facilities with third-party banks. See Note 12 of the Notes to the Consolidated Financial Statements.
6. Subsequent Events
On February 24, 2015, MetLife, Inc. settled, in cash, $445 million in payables to subsidiaries (see Note 2).